Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2018
Critical accounting estimates and judgments
Critical accounting estimates and judgments

3. Critical accounting estimates and judgments

In the application of the accounting policies, we are required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

Our estimates and assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revisions and future periods if the revision affects both current and future periods.

Drafting financial statements in accordance with IFRS requires management to make judgments and estimates and to use assumptions that influence the reported amounts of assets and liabilities, the notes on contingent assets and liabilities on the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

The following are the critical judgments and estimates that we have made in the process of applying the accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements presented elsewhere in this annual report.

Critical judgments in applying accounting policies

Revenue recognition

Evaluating the criteria for revenue recognition under license and collaboration agreements requires management’s judgment to assess and determine the following:

•	The nature of the contractual performance obligations and whether they are distinct or should be combined with other performance obligations.
•

The pattern of transfer of each promised license and/or R&D activities identified in the contract, sometimes using input or output methods which are based on key assumptions such as forecasted costs and development timelines of our license and collaboration agreements for the assessment of satisfaction of the performance obligation.

The above may significantly influence our financial statements.

We applied the five step model detailed in IFRS 15 to determine when, how and at what amount revenue is to be recognized depending on whether certain criteria are met. The positions taken in applying this standard are detailed below.

The substance of our current arrangements is that we are licensing certain of our intellectual property to collaboration partners and conduct R&D activities. Such activities result in a service that is the output of our ordinary activities. We generate revenue through a number of these arrangements which include license fees, milestone payments, reimbursement income and future sales based milestones and sales based royalties. We assessed that the revenues from our current material licensing and collaboration agreements are in the scope of IFRS 15.

Collaboration with Gilead

We concluded as follows:

•

There is one single performance obligation under IFRS 15: the transfer of a license combined with performance of R&D activities. This is because we considered that the license is not distinct in the context of the contract.

•

The transaction price of our agreement with Gilead is currently composed of a fixed part, being an upfront license fee and a variable part, being milestone payments and cost reimbursements for R&D activities delivered. Milestone payments are included in the transaction price of the arrangement only when achieved. Sales based milestones and sales based royalties are a part of our arrangement but are not yet included in our revenues as our program is still in Phase 3 of development.

•

The transaction price has been allocated to the single performance obligation and revenues have been recognized over the estimated service period based on a pattern that reflects the transfer of the license and progress to complete satisfaction of the R&D activities. This is because we considered that there is a transformational relationship between the license and the R&D activities to be delivered.

•

We have chosen an input model to measure the satisfaction of the single performance obligation that considers percentage of costs incurred for this program that are completed each period (percentage of completion method).

•

Costs reimbursements received from Gilead are recognized in revenues when costs are incurred and agreed by the parties as we are acting as a principal in the scope of our stake of the R&D activities of our ongoing license and collaboration agreements.

Collaboration with AbbVie

We concluded as follows:

•

There is one single performance obligation under IFRS 15: the transfer of a license combined with performance of R&D activities. This is because we considered that the license is not capable of being distinct and is not distinct in the context of the contract.

•

The transaction price of our agreement with AbbVie is currently composed of a fixed part, being  upfront license fees, and a variable part, being milestone payments and cost reimbursements for R&D activities delivered. Milestone payments are included in the transaction price of the arrangement only when achieved. Sales based milestones and sales based royalties are a part of our arrangement but are not yet included in our revenues as the program is still in Phase 1 & 2 of development.

•

The transaction price has been allocated to the single performance obligation and revenues have been recognized over the estimated service period based on a pattern that reflects the transfer of the license and progress to complete satisfaction of the R&D activities. This is because we considered that there is a transformational relationship between the license and the R&D activities to be delivered.

•

We have chosen an input model to measure the satisfaction of the single performance obligation that considers a percentage of costs incurred for this program that are completed each period (percentage of completion method).

•

Costs reimbursements received from AbbVie are recognized in revenues when costs are incurred and agreed by the parties as we are acting as a principal in the scope of our stake of the R&D activities of our ongoing license and collaboration agreements.

The second amended and restated collaboration agreement signed on October 24, 2018 was assessed to be a contract modification including a change in scope and in pricing as the remaining goods or services are not distinct and form part of the single performance obligation that was partially satisfied at the date of the contract modification. We concluded that we must account for this second amended and restated collaboration agreement as if it was part of the existing contract and recognized as adjustment to revenue the effect of the contract modification on the transaction price and on the measure of progress towards satisfaction of the performance obligation

Collaboration with Servier

The deferred income balance as of December 31, 2017 related to the license fee received from Servier in the scope of our license and collaboration agreement in the field of osteoarthritis (€5.4 million) was fully reclassified to equity as a consequence of the adoption of IFRS 15. Any increase in the transaction price from future potential development and regulatory milestones, sales based milestones and royalties, will be allocated to the license and will be fully recognized as revenue at a point in time when achieved, as our performance obligation towards Servier has been fully satisfied.

The contract signed with Servier on May 8, 2018 takes over the terms of the previous agreement but additionally includes the framework of a joint phase II clinical trial program in which both parties collaborate, share costs and mutually exchange services. We concluded that this contract modification was not in the scope of IFRS 15 because there is a mutual exchange of services between Servier and Galapagos, Servier is not assessed as a customer but as a collaboration partner. Any cost reimbursement from our collaboration partner is not recognized as revenue but accounted as a decrease of the related expenses.

Collaboration with Novartis

We concluded as follows:

•

There are two distinct performance obligations under IFRS 15: the transfer of a license and the performance of R&D activities. This is because we considered that the license is capable of being distinct and is distinct in the context of the contract.

•

The transaction price of our agreement with Novartis is currently composed of a fixed part, being an upfront license fee, and a variable part, being milestone payments and cost reimbursements for R&D activities delivered. Milestone payments are included in the transaction price of the arrangement only when achieved. Sales based milestones and sales based royalties are a part of our arrangement but are not yet included in our revenues as our program is still in Phase 2 of development. In addition, the agreed consideration for the R&D activities that Galapagos will still perform up until the end of the Phase 2 of clinical development was also included in the transaction price.

•

The transaction price has been allocated to each of the two distinct performance obligations based on our assessment of their relative stand-alone selling price, this for the R&D activities and using the residual approach to allocate the remainder of the transaction price to the license. Revenues are recognized at a point in time for the transaction price allocated to the transfer of the license as we assessed that the license confers a right to use the intellectual property to Novartis. For the transaction price allocated to the second performance obligation, the R&D activities, revenues are recognized over the estimated service period based on a pattern that reflects the transfer of our services to complete satisfaction of this performance obligation.

•

We have chosen an input model to measure the satisfaction of the performance obligation of the R&D activities that considers a percentage of costs incurred for this program that are completed each period (percentage of completion method).

•

Costs reimbursements received from Novartis will be recognized in revenues when costs are incurred and agreed by the parties as we are acting as a principal in the scope of the performance of the R&D activities.

Critical accounting estimates

Share-based payments plans

We determine the costs of the share-based payments plans (our warrant plans) on the basis of the fair value of the equity instrument at grant date. Determining the fair value assumes choosing the most suitable valuation model for these equity instruments, by which the characteristics of the grant have a decisive influence. This assumes also the input into the valuation model of some relevant judgments, like the estimated expected life of the warrant and the volatility. The judgments made and the model used are further specified in note 29.

We determine the costs of the deferred component of the Senior Management Bonus Schemes on the basis of the fair value of the liability at each reporting period. Determining the fair value assumes choosing the most suitable valuation model for this liability, in which the characteristics of the Senior Management Bonus plans and the Galapagos share price change relative to the Next Biotech Index have a major influence. This assumes also the input into the valuation model of some relevant judgments, like the simulation of the evolution of the Galapagos share price and the Next Biotech Index based on their volatility and correlation until maturity of the bonus, the applicable discount rates at the end of the reporting period and the probability of the number of beneficiaries assumed to stay with us until maturity of the bonus.

Corporate income taxes

Significant judgment is required in determining the use of tax loss carry forwards. Deferred tax assets arising from unused tax losses or tax credits are only recognized to the extent that there are sufficient taxable temporary differences or there is convincing evidence that sufficient taxable profit will be available against which the unused tax losses or unused tax credits can be utilized. Management’s judgment is that such convincing evidence is currently not sufficiently available except for one subsidiary operating intercompany on a cost plus basis and for our fee-for-service business and as such a deferred tax asset is therefore recognized. As of December 31, 2018, we had a total of €374.2 million of statutory tax losses carried forward which can be compensated with future taxable statutory profits for an indefinite period except for an amount of €10.8 million in Switzerland, Croatia and the United States with expiry date between 2019 and 2030. As of December 31, 2018, the available tax losses carried forward in Belgium amounted to €305.6 million.

As a company active in research and development in Belgium, we also expect to benefit from the “innovation income deduction (IID)” in Belgium. The innovation income deduction regime allows net profits attributable to revenue from among others patented products (or products for which the patent application is pending) to be taxed at a lower rate than other revenues, i.e., 4.4%  (3.75% as of January 1, 2020). The available IID carried forward amounted to €195.4  million on December 31, 2018.

It should be noted however that the Belgian corporate income tax reform introduced as of assessment year 2019 a de facto minimum taxable base, whereby the existing tax attributes have to be allocated into 2 so-called “baskets”: a first basket which contains the tax deductions that can be applied without any restrictions and a second basket which contains the tax deductions that are subject to restrictions. The first basket contains (in order of deduction) the non-taxable items (such as deductible gifts), current year dividends received deduction (DRD), grandfathered patent income deduction (PID), current year innovation income deduction (IID) and investment deduction. The second basket contains (in order of deduction and subject to the restrictions as mentioned hereunder) the current year notional income deduction (NID), DRD carry-forward, IID carry-forward, tax loss carry-forward, unlimited NID carry-forward and NID carry-forward subject to the 7-year limitation. The taxable base can be reduced without any limitation with the deductions contained in the first basket. Any remaining taxable basis below € 1 million can be fully compensated with deductions contained in the second basket. If the remaining taxable basis exceeds € 1 million, the excess above € 1 million can only be compensated with deductions of the second basket up to 70%.